Events After the Reporting Period (Restated) (Details) $ in Millions	Sep. 27, 2024 USD ($)	Jul. 24, 2024	Jul. 01, 2024 USD ($) shares	Jul. 01, 2024 AUD ($) shares
Events After the Reporting Period (Restated) [Line Items]
European lithium ltd provided funding			$ 1,100,000	$ 1.7
Events after the Reporting Period [Member]
Events After the Reporting Period (Restated) [Line Items]
Percentage of equity interest		42.00%
Commitment fee	$ 3,020,000
Cash payment	1,750,000
Capital raising transaction	15,000,000
Penalty	10,000
Revised amount	$ 3,500,000
Annual interest rate	10.00%
Events after the Reporting Period [Member] | Global Yield LLC SCS [Member]
Events After the Reporting Period (Restated) [Line Items]
Cash payment	$ 3,500,000
Events after the Reporting Period [Member] | GEM Global [Member]
Events After the Reporting Period (Restated) [Line Items]
Cash payment	1,750,000
Capital raising transaction	$ 15,000,000
Events after the Reporting Period [Member] | RSU [Member]
Events After the Reporting Period (Restated) [Line Items]
Issued shares (in Shares) | shares			1,285,000	1,285,000